SCHEDULE OF BUSINESS ACQUISITION PURCHASE PRICE ALLOCATION (Details) - L W L [Member]	Nov. 08, 2021 USD ($)
Restructuring Cost and Reserve [Line Items]
Cash and cash equivalents	$ 1,500,000
Total purchaser consideration	1,500,000
Cash and cash equivalents	6,156
Prepayment	13,496
Other receivable	20,000
Trading Contracts	146,035
Shenzhen Gas Relationship	1,314,313
Total assets acquired	1,508,539
Advance Receipts	(8,539)
Taxes Payable	179
Net Assets Acquired:	$ 1,500,000